Expected credit loss measurement - Financial assets subject to credit risk by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ 1,045,488	$ 1,191,684
Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,043,293	1,189,451
Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,329	314,060
Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,903	21,146
Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,301	99,039
Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	50,082
Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	579,967	639,669
Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	58,835	65,455
Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,195	2,233
Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,018,102	1,161,661
Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,015,906	1,159,428
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,201	314,025
Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,704	21,091
Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,301	99,039
Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	50,082
Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	553,532	610,922
Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	58,209	64,268
Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	22,697	25,410
Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	22,697	25,410
Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	13	18
Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	198	17
Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	22,049	24,408
Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	436	968
Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,743	3,027
Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,743	3,027
Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,565	2,869
Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	178	158
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	946	1,586
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	946	1,586
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	114	17
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	38
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	820	1,470
Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	12	61
Gross carrying amount | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,047,675	1,193,594
Gross carrying amount | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,045,479	1,191,361
Gross carrying amount | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,375	314,108
Gross carrying amount | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,938	21,159
Gross carrying amount | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,303	99,041
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	50,082
Gross carrying amount | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	581,944	641,367
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	58,959	65,605
Gross carrying amount | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,195	2,233
Gross carrying amount | 0-1 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	329,862	339,794
Gross carrying amount | 0-1 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	328,469	338,572
Gross carrying amount | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	222,735	251,462
Gross carrying amount | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	156	1,081
Gross carrying amount | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	67,467	45,838
Gross carrying amount | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	10,166	8,009
Gross carrying amount | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,868	6,428
Gross carrying amount | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,078	25,755
Gross carrying amount | 0-1 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,393	1,222
Gross carrying amount | 2-3 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	335,490	452,721
Gross carrying amount | 2-3 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	334,788	451,871
Gross carrying amount | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	442	61,936
Gross carrying amount | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,238	15,438
Gross carrying amount | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17,033	30,171
Gross carrying amount | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	19,998	30,334
Gross carrying amount | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	261,017	288,117
Gross carrying amount | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,060	25,875
Gross carrying amount | 2-3 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	702	850
Gross carrying amount | 4-5 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	188,646	199,331
Gross carrying amount | 4-5 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	188,646	199,331
Gross carrying amount | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24	627
Gross carrying amount | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,409	2,215
Gross carrying amount | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,361	6,397
Gross carrying amount | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,794	6,425
Gross carrying amount | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	169,139	180,792
Gross carrying amount | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,920	2,875
Gross carrying amount | 4-5 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	146,435	151,221
Gross carrying amount | 6-8 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	146,334	151,060
Gross carrying amount | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	809	1,589
Gross carrying amount | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,097	15,544
Gross carrying amount | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,893	5,117
Gross carrying amount | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	106,577	119,191
Gross carrying amount | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,958	9,619
Gross carrying amount | 6-8 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	101	161
Gross carrying amount | 9-13 | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	41,267	44,844
Gross carrying amount | 9-13 | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	41,267	44,844
Gross carrying amount | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	174	43
Gross carrying amount | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	326	792
Gross carrying amount | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,345	1,091
Gross carrying amount | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	109	198
Gross carrying amount | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	37,652	41,557
Gross carrying amount | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,661	1,163
Gross carrying amount | 9-13 | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,974	5,683
Gross carrying amount | Credit-impaired (defaulted) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,974	5,683
Gross carrying amount | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	40
Gross carrying amount | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	43
Gross carrying amount | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,692	5,282
Gross carrying amount | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	282	318
Gross carrying amount | Credit-impaired (defaulted) | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	223,201	314,025
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18,705	21,098
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	118,303	99,041
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	43,959	50,082
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	553,808	611,346
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	58,233	64,309
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	222,735	251,462
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	156	1,081
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	67,467	45,838
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	10,166	8,009
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,868	6,428
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,078	25,755
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	442	61,936
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	15,206	15,438
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	17,033	30,171
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	19,998	30,334
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	259,251	286,683
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	21,030	25,788
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	24	627
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,331	2,210
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,361	6,397
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	7,794	6,425
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	165,762	177,962
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	2,893	2,854
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	791	1,589
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	26,097	15,544
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5,893	5,117
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	98,176	109,996
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	6,820	9,070
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	221	780
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,345	1,091
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	109	198
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	28,752	30,276
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,413	841
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Twelve-month expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	1
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	35	43
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	203	18
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	22,373	24,697
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	444	978
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	32	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,754	1,428
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30	87
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	78	5
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	3,373	2,829
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	27	21
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	18	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,375	9,171
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	139	548
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	35	43
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	75	12
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	8,870	11,269
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	247	321
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 1 and 2 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,699	3,731
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	262	253
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	4,699	3,731
Gross carrying amount | Lifetime expected credit losses | Stage 3 positions | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	262	253
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	140	40
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30	43
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	1,064	1,593
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	20	66
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 0-1 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	11	6
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 2-3 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	5	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 4-5 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	25	24
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 6-8 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	140	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30	0
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	30	12
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | 9-13 | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	1
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	40
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	43
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	992	1,551
Gross carrying amount | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Credit-impaired (defaulted) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	20	64
Allowance for expected credit loss | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2,187)	(1,911)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2,187)	(1,911)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(47)	(48)
Allowance for expected credit loss | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(36)	(12)
Allowance for expected credit loss | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,978)	(1,698)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(125)	(151)
Allowance for expected credit loss | Financial assets measured at FVOCI - debt instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(304)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(304)	(473)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1)	(6)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(2)	(2)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(276)	(423)
Allowance for expected credit loss | Twelve-month expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(25)	(41)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(357)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(357)	(326)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(21)	(26)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(5)	(1)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(323)	(289)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 1 and 2 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(7)	(10)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,218)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,218)	(956)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(1,134)	(862)
Allowance for expected credit loss | Lifetime expected credit losses | Stage 3 positions | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(84)	(94)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total on balance sheet financial instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(307)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Total financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(307)	(156)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash and balances at central banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(25)	(22)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Amounts due from banks
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(30)	(5)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Receivables from securities financing transactions measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Cash collateral receivables on derivative instruments
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	0	0
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Loans and advances to customers
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	(244)	(123)
Allowance for expected credit loss | Lifetime expected credit losses | Purchased credit-impaired (PCI) | Other financial assets measured at amortized cost
Disclosure Of Internal Credit Exposures [Line Items]
Financial assets	$ (8)	$ (5)